SUBSEQUENT EVENTS (Details Narrative) - USD ($)		3 Months Ended
	Jan. 02, 2019	Mar. 31, 2019
Ownership allocation after merger of Company's common stock		8.90%
NeuBaseTherapuetics, Inc. | Dr. Jason Slakter [Member]
Retention bonus amount	$ 75,000
Subsequent Event [Member]
Ownership allocation after merger of Company's common stock	20.00%
Percent increase (decrease) in ownership allocation for excess proceeds	(0.10%)
Subsequent Event [Member] | NeuBaseTherapuetics, Inc.
Ownership allocation after merger of Company's common stock	80.00%
Percent increase (decrease) in ownership allocation for excess proceeds	0.10%
Termination fee of merger agreement	$ 250,000
Subsequent Event [Member] | NeuBaseTherapuetics, Inc. | Dr. Jason Slakter [Member]
Retention bonus amount	75,000
Subsequent Event [Member] | NeuBaseTherapuetics, Inc. | Minimum [Member]
Amount of entity's equity securities to be issued or sold prior to merger	4,000,000
Excess proceeds of minimum amount of equity securities to be issued or sold prior to merger	$ 100,000